Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2013
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2011, 2012 and 2013 are comprised of the following:

	2011	2012	2013
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	55,339	227,056	468,029
Derivative contracts:
Interest rate contracts (1)	250,027	261,568	219,385
Foreign exchange contracts	(105,504)	(146,258)	(91,300)
Equity-related contracts (1)	11,223	(7,150)	(59,462)
Credit-related contracts (2)	(7,012)	(2,184)	(174)
Other contracts	1,943	283	(2,378)

Total	206,016	333,315	534,100
Foreign exchange gains (losses)—net (3)	55,998	98,054	20,514

Net trading gains (losses)	262,014	431,369	554,614

Notes:

(1)	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825.